Average Annual Total Returns{- Fidelity Advisor® Value Strategies Fund} - 11.30 Fidelity Advisor Value Strategies Fund - Retail PRO-08 - Fidelity Advisor® Value Strategies Fund	Fidelity Advisor Value Strategies Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Advisor Value Strategies Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Advisor Value Strategies Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Advisor Value Strategies Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Advisor Value Strategies Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Advisor Value Strategies Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Advisor Value Strategies Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Value Strategies Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Value Strategies Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS013 Past 1 year	RS013 Past 5 years	RS013 Past 10 years
Total	33.30%	13.82%	13.83%	30.88%	11.81%	12.24%	20.99%	10.38%	11.05%	28.34%	11.22%	13.44%